SIGNIFICANT ACCOUNTING POLICIES (Schedule of Losses Reclassified Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	$ 527,561	$ 472,394	$ 352,470
Research and development	4,098	4,216	3,974
Marketing and selling	94,412	85,725	62,047
General and administrative	51,596	50,845	39,081
Total loss	56,366	(17,889)	$ (7,622)
Reclassification of AOCI [Member] | Accumulated losses on derivative instruments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of revenues	1,921	52
Research and development	68	2
Marketing and selling	249	6
General and administrative	317	8
Total loss	$ (2,555)	$ 68